Financial risk management objectives and policies - Gearing Ratios (Details) - CNY (¥) ¥ in Thousands		9 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Total debt (Note 18)	¥ 2,461,258
Equity	8,171,180
Total capital	¥ 10,632,438
Gearing ratio	23.10%
Predecessor
Disclosure of credit risk exposure [line items]
Total debt (Note 18)		¥ 407,592
Equity		3,308,032
Total capital		¥ 3,715,624
Gearing ratio		11.00%